Quarterly Holdings Report
for

Fidelity® Low-Priced Stock K6 Fund

October 31, 2020

LPSK6-QTLY-1220
1.9883996.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value
COMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.0%
Verizon Communications, Inc.	2,300	$131,077
Interactive Media & Services - 0.1%
XLMedia PLC	7,259	2,139
Z Holdings Corp.	350,533	2,444,288
		2,446,427
Media - 1.2%
AMC Networks, Inc. Class A (a)(b)	8,406	178,628
Comcast Corp. Class A	144,537	6,105,243
Corus Entertainment, Inc. Class B (non-vtg.)	42,683	112,771
Discovery Communications, Inc.:
Class A (a)(b)	219,750	4,447,740
Class C (non-vtg.) (a)	52,975	970,502
DISH Network Corp. Class A (a)	6,200	158,038
Gray Television, Inc. (a)	10,304	130,655
Hyundai HCN	211,755	584,448
Intage Holdings, Inc.	240,873	2,210,408
MSG Network, Inc. Class A (a)(b)	21,058	188,259
Nexstar Broadcasting Group, Inc. Class A	4,240	349,376
Nordic Entertainment Group AB Class B	23	821
Pico Far East Holdings Ltd.	1,791,252	258,781
Proto Corp.	14,470	155,835
Reach PLC (a)	202	275
RKB Mainichi Broadcasting Corp.	2,836	163,830
Saga Communications, Inc. Class A	30,321	516,063
Sky Network Television Ltd. (a)	1,940,475	190,940
TechTarget, Inc. (a)	12,520	548,376
Tegna, Inc.	132,488	1,593,831
The New York Times Co. Class A	9,556	378,991
TOW Co. Ltd.	266,472	715,490
TVA Group, Inc. Class B (non-vtg.) (a)	207,367	241,251
ViacomCBS, Inc. Class B	28,913	826,044
WOWOW INC.	13,255	349,455
		21,376,051
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	26	1,041

TOTAL COMMUNICATION SERVICES		23,954,596

CONSUMER DISCRETIONARY - 22.9%
Auto Components - 1.3%
Adient PLC (a)	81,729	1,734,289
ASTI Corp.	13,052	153,020
DaikyoNishikawa Corp.	19,405	107,561
ElringKlinger AG (a)(b)	50,838	513,930
G-Tekt Corp.	11,647	131,231
Gentex Corp.	167,677	4,639,623
GUD Holdings Ltd.	17,309	154,403
Hi-Lex Corp.	111,147	1,174,306
Lear Corp.	20,030	2,419,824
Linamar Corp.	20,114	657,483
Motonic Corp.	187,518	1,877,894
Murakami Corp.	67,193	1,665,918
Nippon Seiki Co. Ltd.	216,914	2,445,219
Piolax, Inc.	149,585	2,194,340
S&T Holdings Co. Ltd.	68,802	840,525
Samsung Climate Control Co. Ltd.	28,201	154,484
SJM Co. Ltd.	50	137
Strattec Security Corp.	28,226	819,683
Sungwoo Hitech Co. Ltd.	195,830	614,220
TBK Co. Ltd.	55,577	222,613
Yachiyo Industry Co. Ltd.	65,252	289,113
Yutaka Giken Co. Ltd.	74,030	1,037,357
		23,847,173
Automobiles - 0.0%
Fiat Chrysler Automobiles NV	1	12
Isuzu Motors Ltd.	24,428	198,196
Kabe Husvagnar AB (B Shares)	20,137	355,290
		553,498
Distributors - 0.1%
Arata Corp.	6,676	324,435
Central Automotive Products Ltd.	4,563	88,882
LKQ Corp. (a)	8,800	281,512
Nakayamafuku Co. Ltd.	39,946	184,154
PALTAC Corp.	2,629	146,981
SPK Corp.	37,225	434,968
Uni-Select, Inc.	95,342	435,812
		1,896,744
Diversified Consumer Services - 0.1%
Clip Corp.	15,820	108,771
Cross-Harbour Holdings Ltd.	167,031	297,327
Estacio Participacoes SA	21,600	86,280
Step Co. Ltd.	64,504	897,146
		1,389,524
Hotels, Restaurants & Leisure - 0.2%
Ark Restaurants Corp.	6,568	65,680
Brinker International, Inc.	17,071	743,271
Curves Holdings Co. Ltd.	19,912	122,339
Flanigans Enterprises, Inc. (a)	6,797	113,890
Hiday Hidaka Corp.	104,602	1,704,828
Ibersol SGPS SA (a)	66,460	284,068
J.D. Weatherspoon PLC	14,100	157,458
Koshidaka Holdings Co. Ltd.	19,912	74,487
Sportscene Group, Inc. Class A	39,801	86,634
The Monogatari Corp.	3,842	392,618
The Restaurant Group PLC	1,217,458	638,773
		4,384,046
Household Durables - 4.4%
Barratt Developments PLC	4,809,295	30,061,881
Bellway PLC	278,317	8,419,068
D.R. Horton, Inc.	78,700	5,257,947
Dorel Industries, Inc. Class B (sub. vtg.)	122,945	1,327,913
Emak SpA (a)	319,562	303,325
First Juken Co. Ltd.	84,374	795,766
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	93,300	818,880
Hamilton Beach Brands Holding Co.:
Class A	13,679	301,622
Class B	2,326	51,288
Helen of Troy Ltd. (a)	65,193	12,360,593
Henry Boot PLC	163,215	522,269
Lennar Corp. Class A	4,647	326,359
M/I Homes, Inc. (a)	74,524	3,049,522
Mohawk Industries, Inc. (a)	78,518	8,102,272
Q.E.P. Co., Inc. (a)	653	13,713
Sanei Architecture Planning Co. Ltd.	72,715	1,198,379
Taylor Morrison Home Corp. (a)	55,001	1,188,022
Tempur Sealy International, Inc. (a)	2,550	226,950
Token Corp.	49,912	3,756,143
TopBuild Corp. (a)	1,212	185,691
TRI Pointe Homes, Inc. (a)	17,173	282,152
Whirlpool Corp.	1,100	203,456
Zagg, Inc. (a)	384	1,094
		78,754,305
Internet & Direct Marketing Retail - 0.3%
Aucnet, Inc.	11,299	150,213
Belluna Co. Ltd.	504,063	4,126,959
Dustin Group AB (c)	23,474	149,311
Moneysupermarket.com Group PLC	31,464	99,132
Qurate Retail, Inc. Series A (a)	16,972	114,900
Secoo Holding Ltd. ADR (a)(b)	172	430
		4,640,945
Leisure Products - 0.0%
Mars Group Holdings Corp.	33,281	510,857
Miroku Corp.	10,218	156,616
		667,473
Multiline Retail - 3.5%
Big Lots, Inc. (b)	134,084	6,382,398
Lifestyle China Group Ltd. (a)	1,334,830	175,624
Lifestyle International Holdings Ltd. (a)	1,565,253	1,225,551
Next PLC	726,000	54,927,127
Ryohin Keikaku Co. Ltd.	4	84
		62,710,784
Specialty Retail - 11.7%
AT-Group Co. Ltd.	79,719	1,018,440
AutoNation, Inc. (a)	13,962	792,064
AutoZone, Inc. (a)	48,801	55,095,353
Bed Bath & Beyond, Inc. (b)	927,144	18,357,451
Best Buy Co., Inc.	223,580	24,940,349
BMTC Group, Inc.	236,119	1,586,178
Bonia Corp. Bhd	50	6
Buffalo Co. Ltd.	5,778	59,225
Burlington Stores, Inc. (a)	1,481	286,692
Delek Automotive Systems Ltd.	53,673	258,766
Foot Locker, Inc.	181,008	6,675,575
GameStop Corp. Class A (a)(b)	163,179	1,708,484
Genesco, Inc. (a)	44,514	788,788
Goldlion Holdings Ltd.	1,597,411	323,500
Guess?, Inc.	320,602	3,776,692
Hibbett Sports, Inc. (a)	8,085	305,694
Hour Glass Ltd.	1,130,542	579,595
IA Group Corp.	6,999	197,631
John David Group PLC	533,900	5,126,639
Jumbo SA	603,256	8,430,985
K's Holdings Corp.	89,000	1,136,607
Ku Holdings Co. Ltd.	65,455	484,662
Leon's Furniture Ltd.	17,563	245,062
Mitsui & Associates Telepark Corp.	9	165
Mr. Bricolage SA (a)	51,857	513,360
Murphy U.S.A., Inc.	5,680	694,607
Nafco Co. Ltd.	116,726	2,566,595
Ross Stores, Inc.	601,755	51,251,473
Sally Beauty Holdings, Inc. (a)	340,181	2,847,315
The Buckle, Inc. (b)	384,900	9,222,204
Urban Outfitters, Inc. (a)	155,746	3,479,366
USS Co. Ltd.	277,042	5,067,258
Williams-Sonoma, Inc.	47,908	4,369,689
		212,186,470
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	388,167	66,593
Capri Holdings Ltd. (a)	152,694	3,240,167
CRG, Inc. BHD (a)(d)	200	4
Deckers Outdoor Corp. (a)	2,426	614,676
Embry Holdings Ltd.	127,813	16,487
Fossil Group, Inc. (a)	291,096	1,662,158
Gildan Activewear, Inc.	554,709	11,491,382
Handsome Co. Ltd.	89,900	2,217,841
JLM Couture, Inc. (a)	9,668	21,270
Kontoor Brands, Inc.	5,018	165,092
McRae Industries, Inc.	1,687	34,077
Sun Hing Vision Group Holdings Ltd.	1,192,634	199,990
Tapestry, Inc.	20,285	450,936
Ted Baker PLC	336,766	446,315
Texwinca Holdings Ltd.	3,563,042	537,731
Victory City International Holdings Ltd. (a)	45,017,998	545,849
Youngone Corp.	25,264	634,070
Youngone Holdings Co. Ltd.	19	598
Yue Yuen Industrial (Holdings) Ltd.	109,279	177,891
		22,523,127

TOTAL CONSUMER DISCRETIONARY		413,554,089

CONSUMER STAPLES - 12.9%
Beverages - 2.5%
A.G. Barr PLC	200,898	1,227,142
Britvic PLC	517,460	4,947,326
Jinro Distillers Co. Ltd.	1,990	54,197
Monster Beverage Corp. (a)	508,074	38,903,226
Olvi PLC (A Shares)	4,478	234,167
Spritzer Bhd	288,800	129,998
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	168,255	301,105
		45,797,161
Food & Staples Retailing - 8.6%
Amsterdam Commodities NV	10,474	218,354
Aoki Super Co. Ltd.	7,085	185,578
Belc Co. Ltd.	126,284	7,752,000
BJ's Wholesale Club Holdings, Inc. (a)	4,445	170,199
Casey's General Stores, Inc.	1,584	267,015
Cosmos Pharmaceutical Corp.	132,700	22,537,691
Create SD Holdings Co. Ltd.	322,753	10,408,762
Daikokutenbussan Co. Ltd.	27,055	1,471,890
Dong Suh Companies, Inc.	58,400	1,486,743
Genky DrugStores Co. Ltd.	53,315	2,195,614
Halows Co. Ltd.	101,012	3,173,272
Jm Holdings Co. Ltd.	2,535	57,662
Kroger Co.	8,689	279,873
Kusuri No Aoki Holdings Co. Ltd.	39,220	3,130,775
MARR SpA	9,100	123,364
McColl's Retail Group PLC (a)	107,755	28,617
Metro, Inc. Class A (sub. vtg.)	1,461,700	68,186,336
Naked Wines PLC	41,027	247,947
North West Co., Inc.	6,786	167,320
Qol Holdings Co. Ltd.	150,454	1,640,907
Sundrug Co. Ltd.	232,041	8,616,100
Total Produce PLC	649,842	847,659
United Natural Foods, Inc. (a)(b)	13,885	202,304
Valor Holdings Co. Ltd.	18,609	458,432
Walgreens Boots Alliance, Inc.	522,501	17,785,934
Yaoko Co. Ltd.	59,685	4,224,624
		155,864,972
Food Products - 1.5%
Carr's Group PLC	134,332	174,027
Cranswick PLC	32,388	1,350,229
Food Empire Holdings Ltd.	2,949,387	1,254,405
Fresh Del Monte Produce, Inc.	303,109	6,525,937
Hilton Food Group PLC	39,355	591,419
Inghams Group Ltd.	73,573	148,042
Ingredion, Inc.	43,549	3,087,189
Kaveri Seed Co. Ltd.(a)	4,300	29,210
Laird Superfood, Inc.	400	18,400
Lassonde Industries, Inc. Class A (sub. vtg.)	1,119	127,665
Mitsui Sugar Co. Ltd.	25,595	444,962
Nam Yang Dairy Products	631	141,910
Origin Enterprises PLC	559,480	2,130,727
Pacific Andes International Holdings Ltd. (d)	3,104,000	29,228
Pacific Andes Resources Development Ltd. (a)(d)	176,886	1,424
Pickles Corp.	7,284	195,737
Rocky Mountain Chocolate Factory, Inc.	28,664	75,960
S Foods, Inc.	29,032	966,931
Seaboard Corp.	2,831	9,752,795
Thai President Foods PCL	37,210	233,939
The Simply Good Foods Co. (a)	7,473	140,492
Ulker Biskuvi Sanayi A/S (a)	4	10
		27,420,638
Personal Products - 0.2%
Hengan International Group Co. Ltd.	34,920	242,109
Sarantis SA	240,946	2,371,220
		2,613,329
Tobacco - 0.1%
Karelia Tobacco Co., Inc. (a)	98	28,990
Scandinavian Tobacco Group A/S (c)	124,634	1,761,684
		1,790,674

TOTAL CONSUMER STAPLES		233,486,774

ENERGY - 3.0%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	98,817	22,251
Bristow Group, Inc. (a)	5,356	111,298
Cactus, Inc.	5,255	89,335
Cathedral Energy Services Ltd. (a)	80,000	7,206
Championx Corp. (a)	39,220	342,391
Geospace Technologies Corp. (a)	53,991	276,974
Helix Energy Solutions Group, Inc. (a)	42,127	104,475
John Wood Group PLC	58,576	160,953
KS Energy Services Ltd. (a)(d)	810,548	7,714
Liberty Oilfield Services, Inc. Class A	295,554	1,974,301
Oil States International, Inc. (a)	202,426	504,041
PHX Energy Services Corp. (a)	94,894	102,565
Schlumberger Ltd.	9,400	140,436
Smart Sand, Inc. (a)	22,800	29,184
Solaris Oilfield Infrastructure, Inc. Class A	8,896	52,753
Tidewater, Inc. warrants 11/14/24 (a)	2,854	732
Total Energy Services, Inc.	122,757	182,436
		4,109,045
Oil, Gas & Consumable Fuels - 2.8%
Adams Resources & Energy, Inc.	7,889	150,522
Beach Energy Ltd.	1,118,020	927,084
Berry Petroleum Corp.	116,714	305,791
Bonanza Creek Energy, Inc. (a)	111,184	1,969,069
China Petroleum & Chemical Corp.:
(H Shares)	177,812	69,430
sponsored ADR (H Shares)	7,051	277,316
Cimarex Energy Co.	3,812	96,710
CNX Resources Corp. (a)	69,485	674,005
ConocoPhillips Co.	2,021	57,841
Delek U.S. Holdings, Inc.	83,484	839,849
Eni SpA	178,278	1,248,846
Enterprise Products Partners LP	7,053	116,868
EQT Corp.	500,459	7,576,949
Fuji Kosan Co. Ltd.	19,657	172,207
Great Eastern Shipping Co. Ltd.	365,452	1,100,764
Hankook Shell Oil Co. Ltd.	3,600	759,533
HollyFrontier Corp.	4,096	75,817
Kyungdong Invest Co. Ltd.	4,756	114,606
Marathon Oil Corp.	896,297	3,549,336
Marathon Petroleum Corp.	156,280	4,610,260
Murphy Oil Corp. (b)	948,665	7,323,694
NACCO Industries, Inc. Class A	24,362	474,815
Oil & Natural Gas Corp. Ltd.	2,999,469	2,610,488
Ovintiv, Inc. (b)	145,050	1,334,460
Parsley Energy, Inc. Class A	26,900	269,269
QEP Resources, Inc.	696,496	626,846
Reliance Industries Ltd.	6,900	190,166
Southwestern Energy Co. (a)	1,929,577	5,151,971
Star Petroleum Refining PCL	811,782	138,015
Thai Oil PCL (For. Reg.)	35,720	39,228
Total SA sponsored ADR	132,919	4,031,433
Tsakos Energy Navigation Ltd.	9	70
Whiting Petroleum Corp. (a)	79,826	1,165,460
World Fuel Services Corp.	90,678	1,908,772
		49,957,490

TOTAL ENERGY		54,066,535

FINANCIALS - 12.2%
Banks - 0.8%
ACNB Corp.	6,328	132,065
Bank Ireland Group PLC	866,967	2,140,592
Bank of America Corp.	6,826	161,776
Camden National Corp.	8,545	273,184
Cathay General Bancorp	56,425	1,327,680
Central Pacific Financial Corp.	5,053	69,580
Central Valley Community Bancorp	7,656	98,762
Codorus Valley Bancorp, Inc.	52,647	708,629
Community Trust Bancorp, Inc.	5,420	172,464
Dah Sing Banking Group Ltd.	118,482	101,785
Dimeco, Inc.	2,273	77,282
East West Bancorp, Inc.	31,732	1,157,583
First Bancorp, Puerto Rico	118,661	770,110
First Foundation, Inc.	5,580	82,975
First Hawaiian, Inc.	7,680	132,557
FNB Corp., Pennsylvania	12,757	96,443
Hanmi Financial Corp.	26,631	239,413
Hope Bancorp, Inc.	111,247	897,763
Independent Bank Corp.	10,842	162,305
LCNB Corp.	7,776	106,998
Meridian Bank/Malvern, PA	10,361	182,146
NIBC Holding NV (a)(c)	17,998	154,905
OFG Bancorp	29,654	426,721
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	88,503	702,710
Sparebanken More (primary capital certificate)	15,207	453,981
Sparebanken Nord-Norge	174,908	1,168,905
Van Lanschot NV (Bearer)	73,154	1,465,419
Western Alliance Bancorp.	5,555	228,866
		13,693,599
Capital Markets - 1.3%
AllianceBernstein Holding LP	31,520	915,971
Banca Generali SpA	3,433	97,557
Hamilton Lane, Inc. Class A	4,305	300,059
Lazard Ltd. Class A	147,524	4,967,133
State Street Corp.	236,328	13,919,719
Tullett Prebon PLC	21,209	52,425
Virtu Financial, Inc. Class A	6,000	128,280
Waddell & Reed Financial, Inc. Class A (b)	193,503	2,970,271
		23,351,415
Consumer Finance - 3.2%
Aeon Credit Service (Asia) Co. Ltd.	926,695	592,894
Cash Converters International Ltd. (a)	1,374,618	188,374
Discover Financial Services	211,758	13,766,388
Encore Capital Group, Inc. (a)	4,600	146,878
H&T Group PLC	36,155	103,045
Navient Corp.	10,412	83,400
Nicholas Financial, Inc. (a)	16,672	134,376
OneMain Holdings, Inc.	5,253	183,277
Santander Consumer U.S.A. Holdings, Inc.	783,150	15,929,271
Synchrony Financial	1,100,355	27,530,882
		58,658,785
Diversified Financial Services - 0.1%
Far East Horizon Ltd.	115,150	113,033
Ricoh Leasing Co. Ltd.	57,997	1,555,278
		1,668,311
Insurance - 6.2%
AEGON NV	3,393,114	9,127,537
AFLAC, Inc.	19,298	655,167
Allstate Corp.	3,100	275,125
Amerisafe, Inc.	4,025	237,395
ASR Nederland NV	43,636	1,326,419
Brighthouse Financial, Inc. (a)	21	695
Chubb Ltd.	1,335	173,430
FBD Holdings PLC (a)	8,755	63,218
First American Financial Corp.	8,546	381,066
Globe Life, Inc.	2,021	163,883
Hartford Financial Services Group, Inc.	6,971	268,523
Hiscox Ltd. (a)	12,541	133,939
Hyundai Fire & Marine Insurance Co. Ltd.	10,217	209,974
Lincoln National Corp.	384,043	13,479,909
MetLife, Inc.	1,126,671	42,644,497
National Western Life Group, Inc.	10,091	1,711,736
NN Group NV	95,208	3,319,867
Old Republic International Corp.	8,085	131,624
Primerica, Inc.	4,494	495,419
Principal Financial Group, Inc.	15,656	614,028
Prudential Financial, Inc.	32,976	2,111,124
Reinsurance Group of America, Inc.	83,962	8,481,841
RenaissanceRe Holdings Ltd.	33,535	5,423,280
The Travelers Companies, Inc.	2,200	265,562
Unum Group	1,114,230	19,677,302
		111,372,560
Mortgage Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	564,188	4,000,093
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	27,236	186,708
Genworth MI Canada, Inc.	196,218	6,509,672
Genworth Mortgage Insurance Ltd.	309,621	371,487
		7,067,867

TOTAL FINANCIALS		219,812,630

HEALTH CARE - 12.4%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	5,175	595,850
Amgen, Inc.	168,064	36,459,804
Biogen, Inc. (a)	4,661	1,174,898
Cell Biotech Co. Ltd.	3,100	43,307
Essex Bio-Technology Ltd.	100,769	57,582
Gilead Sciences, Inc.	18,319	1,065,250
United Therapeutics Corp. (a)	9	1,208
		39,397,899
Health Care Equipment & Supplies - 0.4%
Arts Optical International Holdings Ltd. (a)(d)	1,459,858	146,880
Boston Scientific Corp. (a)	8,640	296,093
Hoshiiryou Sanki Co. Ltd.	16,938	588,600
Integra LifeSciences Holdings Corp. (a)	3,972	175,165
Nakanishi, Inc.	36,719	655,248
Prim SA	86,512	890,685
ResMed, Inc.	3,174	609,218
St.Shine Optical Co. Ltd.	173,000	1,563,162
Techno Medica Co. Ltd.	2,033	31,452
Utah Medical Products, Inc.	20,081	1,666,723
Vieworks Co. Ltd.	5,000	127,030
		6,750,256
Health Care Providers & Services - 9.2%
AmerisourceBergen Corp.	1,213	116,533
Anthem, Inc.	146,797	40,046,222
Centene Corp. (a)	1,200	70,920
Cigna Corp.	1,850	308,895
CVS Health Corp.	161,423	9,054,216
DVx, Inc.	40,465	397,826
Hi-Clearance, Inc.	112,000	434,549
Humana, Inc.	1,023	408,463
Laboratory Corp. of America Holdings (a)	23,970	4,788,487
Medica Sur SA de CV (a)	20,104	25,571
MEDNAX, Inc. (a)	103,020	1,313,505
Patterson Companies, Inc.	5,300	131,838
Quest Diagnostics, Inc.	2,223	271,517
Ship Healthcare Holdings, Inc.	4,036	191,518
Tokai Corp.	22,587	440,616
Triple-S Management Corp. (a)	125,370	2,321,852
United Drug PLC (United Kingdom)	68,726	645,946
UnitedHealth Group, Inc.	300,158	91,590,203
Universal Health Services, Inc. Class B	106,391	11,655,134
WIN-Partners Co. Ltd.	151,002	1,553,438
		165,767,249
Health Care Technology - 0.0%
Schrodinger, Inc.	15,483	755,261
Pharmaceuticals - 0.6%
Bliss Gvs Pharma Ltd.	287,698	656,956
Bristol-Myers Squibb Co.	1,739	101,645
Bristol-Myers Squibb Co. rights (a)	70,475	229,749
Daewoong Co. Ltd.	16,000	333,009
Daito Pharmaceutical Co. Ltd.	10,192	389,356
Dawnrays Pharmaceutical Holdings Ltd.	2,607,392	295,970
DongKook Pharmaceutical Co. Ltd.	4,580	97,773
FDC Ltd.	213,721	988,405
Fuji Pharma Co. Ltd.	47,144	524,132
Genomma Lab Internacional SA de CV (a)	205,299	182,056
Jazz Pharmaceuticals PLC (a)	1,221	175,946
Kaken Pharmaceutical Co. Ltd.	1	39
Korea United Pharm, Inc.	12,000	507,400
Kyung Dong Pharmaceutical Co. Ltd.	74,604	609,660
Lee's Pharmaceutical Holdings Ltd.	581,221	326,878
Recordati SpA	118,436	6,136,794
Taro Pharmaceutical Industries Ltd. (a)	3,400	199,342
Vivimed Labs Ltd. (a)	17,923	4,202
Whanin Pharmaceutical Co. Ltd.	652	8,335
		11,767,647

TOTAL HEALTH CARE		224,438,312

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.1%
Curtiss-Wright Corp.	10,695	902,230
Ultra Electronics Holdings PLC	6,177	150,443
Vectrus, Inc. (a)	4,314	170,489
		1,223,162
Air Freight & Logistics - 0.0%
Air T Funding warrants 1/15/21 (a)	137	5
Air T, Inc. (a)(b)	2,081	19,541
FedEx Corp.	825	214,063
Sinotrans Ltd. (H Shares)	854	252
		233,861
Airlines - 0.0%
JetBlue Airways Corp. (a)	10,301	123,303
Building Products - 0.2%
American Woodmark Corp. (a)	2,000	165,220
Carrier Global Corp.	85	2,838
Gibraltar Industries, Inc. (a)	6,215	357,052
Jeld-Wen Holding, Inc. (a)	39,946	840,064
Kondotec, Inc.	123,783	1,195,621
Owens Corning	3,300	216,051
		2,776,846
Commercial Services & Supplies - 0.4%
Acme United Corp.	1,594	44,951
Aeon Delight Co. Ltd.	6,168	162,378
AJIS Co. Ltd.	53,849	1,531,926
Asia File Corp. Bhd	252,700	110,313
Calian Technologies Ltd.	36,000	1,741,770
Civeo Corp. (a)	792,853	566,969
Left Field Printing Group Ltd.	83,508	4,955
Lion Rock Group Ltd.	1,336,124	118,920
Mears Group PLC	73,865	100,955
Mitie Group PLC	2,329,503	851,040
NICE Total Cash Management Co., Ltd.	79,711	404,409
Prosegur Compania de Seguridad SA (Reg.)	62,254	142,398
VICOM Ltd.	435,051	640,981
VSE Corp.	54,402	1,575,482
		7,997,447
Construction & Engineering - 0.9%
AECOM (a)	91,969	4,123,890
Arcadis NV	78,080	1,818,717
Boustead Projs. Pte Ltd.	132,778	69,757
Boustead Singapore Ltd.	279,828	143,541
Comfort Systems U.S.A., Inc.	3,700	169,460
Daiichi Kensetsu Corp.	103,850	1,780,278
EMCOR Group, Inc.	8,811	600,822
Fluor Corp.	43,010	488,164
Geumhwa PSC Co. Ltd.	28,039	686,680
Granite Construction, Inc.	39,114	755,291
Kyeryong Construction Industrial Co. Ltd.	27,197	493,896
Meisei Industrial Co. Ltd.	80,526	620,077
Mirait Holdings Corp.	29,536	420,479
Nippon Rietec Co. Ltd.	70,452	1,537,420
Raiznext Corp.	85,585	991,845
Seikitokyu Kogyo Co. Ltd.	171	1,270
Severfield PLC	197,061	141,177
Shinnihon Corp.	114,521	955,899
United Integrated Services Co.	20,200	140,155
Valmont Industries, Inc.	1,153	163,668
		16,102,486
Electrical Equipment - 0.6%
Acuity Brands, Inc.	16,694	1,488,103
Aichi Electric Co. Ltd.	24,673	524,018
Aros Quality Group AB	52,822	1,133,800
Atkore International Group, Inc. (a)	4,500	93,105
AZZ, Inc.	46,179	1,551,153
Chiyoda Integre Co. Ltd.	23,976	353,760
Generac Holdings, Inc. (a)	2,570	540,086
GrafTech International Ltd.	8,025	54,169
Hammond Power Solutions, Inc. Class A	29,193	125,992
I-Sheng Electric Wire & Cable Co. Ltd.	784,900	1,124,852
Korea Electric Terminal Co. Ltd.	59,476	2,416,867
Regal Beloit Corp.	2,100	207,165
Sensata Technologies, Inc. PLC (a)	22,727	993,397
Servotronics, Inc. (a)	10,301	86,322
TKH Group NV (depositary receipt)	14,609	470,277
		11,163,066
Industrial Conglomerates - 0.6%
DCC PLC (United Kingdom)	131,231	8,541,290
General Electric Co.	45,992	341,261
Lifco AB	12,360	904,248
Mytilineos SA	59,731	652,526
Reunert Ltd.	123,759	255,242
		10,694,567
Machinery - 1.7%
Aalberts Industries NV	545,510	18,322,866
Allison Transmission Holdings, Inc.	25,427	919,186
ASL Marine Holdings Ltd. (a)	3,290,598	72,632
Colfax Corp. (a)	13,860	376,853
Cummins, Inc.	649	142,709
Daiwa Industries Ltd.	16,057	144,180
Ebara Jitsugyo Co. Ltd.	4	122
Haitian International Holdings Ltd.	725,769	1,797,454
Hurco Companies, Inc.	1,948	58,128
Hyster-Yale Materials Handling Class A	46,302	1,963,205
Ihara Science Corp.	71,525	1,134,277
ITT, Inc.	6,149	372,076
JOST Werke AG (a)(c)	6,963	261,125
Kyowakogyosyo Co. Ltd.	2,836	92,252
Luxfer Holdings PLC sponsored	13,101	162,714
Maruzen Co. Ltd.	96,133	1,598,831
Mincon Group PLC	148,391	152,085
Nadex Co. Ltd.	48,067	286,075
Nitchitsu Co. Ltd.	3,447	44,146
Park-Ohio Holdings Corp.	5,798	114,453
Semperit AG Holding (a)	27,654	708,559
SIMPAC, Inc.	80,000	160,097
Stabilus SA	3,431	194,281
Takamatsu Machinery Co. Ltd.	23,571	144,046
Tocalo Co. Ltd.	188,458	1,878,612
Trinity Industrial Corp.	58,810	381,954
		31,482,918
Marine - 0.1%
Kirby Corp. (a)	15,268	587,665
SITC International Holdings Co. Ltd.	251,695	388,297
Tokyo Kisen Co. Ltd.	49,896	280,353
		1,256,315
Professional Services - 0.2%
ABIST Co. Ltd.	64	1,632
Enento Group Oyj (c)	1,606	60,415
McMillan Shakespeare Ltd.	117,662	774,002
Nielsen Holdings PLC	65,342	882,770
Persol Holdings Co., Ltd.	17,765	269,072
Robert Half International, Inc.	3,233	163,881
SHL-JAPAN Ltd.	7,385	171,384
Synergie SA (a)	9,334	277,207
TrueBlue, Inc. (a)	11,113	172,474
		2,772,837
Road & Rail - 0.9%
Alps Logistics Co. Ltd.	171,996	1,316,708
Chilled & Frozen Logistics Holdings Co. Ltd.	86,021	1,389,855
Daqin Railway Co. Ltd. (A Shares)	2,617,346	2,509,702
Hamakyorex Co. Ltd.	117,251	3,326,674
Higashi Twenty One Co. Ltd.	15,310	70,269
Knight-Swift Transportation Holdings, Inc. Class A	4,952	188,126
Ryder System, Inc.	4,611	227,138
Sakai Moving Service Co. Ltd.	88,707	4,004,642
Trancom Co. Ltd.	51,615	3,708,735
		16,741,849
Trading Companies & Distributors - 1.5%
AddTech AB (B Shares)	262,672	2,907,623
Alconix Corp.	141,132	1,997,966
Applied Industrial Technologies, Inc.	3,900	238,095
Chori Co. Ltd.	25,814	388,106
GMS, Inc. (a)	8,700	196,620
Goodfellow, Inc.	45,950	210,384
HD Supply Holdings, Inc. (a)	30,938	1,233,189
HERIGE (a)	4,486	122,256
Houston Wire & Cable Co. (a)	6,592	18,128
Itochu Corp.	337,787	8,113,144
Lumax International Corp. Ltd.	158,000	347,932
Meiwa Corp.	128,841	506,735
Mitani Shoji Co. Ltd.	59,015	3,721,198
MRC Global, Inc. (a)	141,293	601,908
MSC Industrial Direct Co., Inc. Class A	1,920	133,747
Nishikawa Keisoku Co. Ltd.	4	167
Otec Corp.	7,305	154,298
Parker Corp.	134,062	553,717
Richelieu Hardware Ltd.	55,275	1,486,115
Senshu Electric Co. Ltd.	53,851	1,493,795
Tanaka Co. Ltd.	1,931	12,904
TECHNO ASSOCIE Co. Ltd.	18,814	179,341
Totech Corp.	70,656	1,561,131
Univar, Inc. (a)	8,400	139,356
Yamazen Co. Ltd.	9	88
		26,317,943
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	709,578	340,488
Isewan Terminal Service Co. Ltd.	94,184	708,096
Meiko Transportation Co. Ltd.	60,296	652,887
Qingdao Port International Co. Ltd. (H Shares) (c)	840,660	477,124
Winas Ltd. (d)	1,396,900	8,181
		2,186,776

TOTAL INDUSTRIALS		131,073,376

INFORMATION TECHNOLOGY - 14.8%
Communications Equipment - 0.0%
F5 Networks, Inc. (a)	4,096	544,522
Electronic Equipment & Components - 6.2%
A&D Co. Ltd.	43,704	258,288
Amphenol Corp. Class A	3,923	442,671
Arrow Electronics, Inc. (a)	3,132	243,951
Avnet, Inc.	7,221	178,142
CDW Corp.	7,396	906,750
Coda Octopus Group, Inc. (a)	9	50
Daido Signal Co. Ltd.	6,183	34,265
Dynapack International Technology Corp.	249,000	693,673
Elematec Corp.	185,081	1,695,697
Fabrinet (a)	1,300	78,026
Hi-P International Ltd.	824,735	729,916
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,500,000	31,152,784
IDIS Holdings Co. Ltd.	48,087	553,964
Image Sensing Systems, Inc. (a)	3,859	13,970
Insight Enterprises, Inc. (a)	33,836	1,805,151
ITC Networks Corp.	9	108
Jabil, Inc.	6,365	210,936
Keysight Technologies, Inc. (a)	17,402	1,824,948
Kingboard Chemical Holdings Ltd.	6,474,531	21,881,034
Kingboard Laminates Holdings Ltd.	272,123	433,150
Muramoto Electronic Thailand PCL (For. Reg.)	88,616	480,834
Nippo Ltd.	51,118	235,644
PAX Global Technology Ltd.	302,112	174,584
Pinnacle Technology Holdings Ltd.	508,545	216,592
Redington India Ltd.	2,089,461	3,637,322
ScanSource, Inc. (a)	122,709	2,466,451
Shibaura Electronics Co. Ltd.	37,725	833,927
Sigmatron International, Inc. (a)	11,995	38,504
Simplo Technology Co. Ltd.	434,000	4,831,661
SYNNEX Corp.	207,685	27,339,653
Tomen Devices Corp.	39,251	1,340,727
Tripod Technology Corp.	73,000	289,612
TTM Technologies, Inc. (a)	36,995	439,131
UKC Holdings Corp.	67,164	1,438,721
VST Holdings Ltd.	7,114,133	4,450,635
Wayside Technology Group, Inc.	23,853	527,628
Wireless Telecom Group, Inc. (a)	15,933	21,828
		111,900,928
IT Services - 3.4%
ALTEN (a)	45,613	3,646,906
Amdocs Ltd.	356,065	20,074,945
Argo Graphics, Inc.	59,740	1,837,678
CACI International, Inc. Class A (a)	3,886	810,348
Computer Services, Inc.	22,016	1,320,960
CSE Global Ltd.	2,447,915	783,136
Data Applications Co. Ltd.	9	122
Data#3 Ltd.	8,000	35,111
Dimerco Data System Corp.	30,000	56,206
DXC Technology Co.	42,327	779,663
E-Credible Co. Ltd.	7,775	164,879
eClerx Services Ltd.	125,131	1,166,167
EOH Holdings Ltd. (a)(b)	465,486	137,696
EPAM Systems, Inc. (a)	2,139	660,844
Estore Corp.	10,800	123,353
ExlService Holdings, Inc. (a)	10,219	773,987
Gabia, Inc.	71,800	841,374
Global Dominion Access SA (c)	156	555
Global Payments, Inc.	4,155	655,410
Indra Sistemas SA (a)	989,031	5,932,156
Know IT AB	114,121	3,116,448
Leidos Holdings, Inc.	1,400	116,200
ManTech International Corp. Class A	9,794	635,435
Maximus, Inc.	2,526	170,707
Net 1 UEPS Technologies, Inc. (a)(b)	17,955	54,045
NIC, Inc.	5,355	120,059
Nice Information & Telecom, Inc.	9,680	198,138
Science Applications International Corp.	7,654	584,536
Societe Pour L'Informatique Industrielle SA	99,702	1,915,946
Softcreate Co. Ltd.	43,905	1,928,451
The Western Union Co.	611,545	11,888,435
TravelSky Technology Ltd. (H Shares)	76,142	159,896
WNS Holdings Ltd. sponsored ADR (a)	5,011	288,834
		60,978,626
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Energy Industries, Inc. (a)	12,321	831,298
Allegro MicroSystems LLC (a)	2,700	49,410
Array Technologies, Inc.	8,500	313,225
ASM Pacific Technology Ltd.	11,309	113,783
Axell Corp.	10,728	89,308
Boe Varitronix Ltd.	358,072	122,860
CMC Materials, Inc.	4,710	669,715
Entegris, Inc.	12,890	963,785
Leeno Industrial, Inc.	3,780	405,697
Melexis NV	10,071	765,916
Miraial Co. Ltd.	9,926	115,883
MKS Instruments, Inc.	6,919	749,950
Powertech Technology, Inc.	738,000	2,177,189
Renesas Electronics Corp. (a)	32,695	269,886
Semtech Corp. (a)	6,984	383,352
Trio-Tech International (a)	13,876	48,982
		8,070,239
Software - 1.9%
AdaptIT Holdings Ltd. (a)	183,092	27,457
Altair Engineering, Inc. Class A (a)	10,831	466,058
ANSYS, Inc. (a)	85,400	25,993,198
Aspen Technology, Inc. (a)	3,778	414,862
Cerence, Inc. (a)	9,562	521,894
Cyient Ltd.	300,000	1,588,991
Digital Turbine, Inc. (a)	13,177	377,653
Ebix, Inc. (b)	72,254	1,304,907
ICT Automatisering NV (b)	35,701	326,812
InfoVine Co. Ltd.	2,756	43,618
KSK Co., Ltd.	31,746	631,710
Manhattan Associates, Inc. (a)	8,055	688,703
Micro Focus International PLC sponsored ADR	2	6
NetGem SA (a)	56,976	67,021
Nucleus Software Exports Ltd. (a)	35,047	285,484
Open Text Corp.	4,078	149,830
Pegasystems, Inc.	3,694	428,061
Pro-Ship, Inc.	33,224	454,442
RealPage, Inc. (a)	7,307	406,927
Vitec Software Group AB	4,542	141,389
Zensar Technologies Ltd.	272,135	652,798
		34,971,821
Technology Hardware, Storage & Peripherals - 2.8%
Compal Electronics, Inc.	4,499,000	2,925,003
Corsair Gaming, Inc.	11,400	274,056
HP, Inc.	199,582	3,584,493
Samsung Electronics Co. Ltd.	2,800	140,435
Seagate Technology LLC	891,686	42,640,425
Super Micro Computer, Inc. (a)	74,837	1,700,297
Xerox Holdings Corp.	7,500	130,350
		51,395,059

TOTAL INFORMATION TECHNOLOGY		267,861,195

MATERIALS - 3.8%
Chemicals - 2.1%
Axalta Coating Systems Ltd. (a)	18,544	465,640
C. Uyemura & Co. Ltd.	30,122	1,961,466
Chase Corp.	39,363	3,745,783
Core Molding Technologies, Inc. (a)	50,665	389,614
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)	80,059	158,003
DuPont de Nemours, Inc.	4,101	233,265
EcoGreen International Group Ltd.	3,648,036	597,614
FMC Corp.	80,975	8,319,372
Fujikura Kasei Co., Ltd.	162,974	739,301
Fuso Chemical Co. Ltd.	15,885	542,623
Gujarat Narmada Valley Fertilizers Co.	373,242	1,029,587
Gujarat State Fertilizers & Chemicals Ltd.	2,265,887	2,061,742
Honshu Chemical Industry Co. Ltd.	55,440	657,910
Huntsman Corp.	13,441	326,482
Innospec, Inc.	48,522	3,209,245
KPC Holdings Corp.	3,573	145,439
Kraton Performance Polymers, Inc. (a)	2,691	76,155
Livent Corp. (a)	81,242	873,352
Miwon Chemicals Co. Ltd.	3,108	154,500
Miwon Commercial Co. Ltd.	5,067	436,674
Muto Seiko Co. Ltd.	15,500	70,390
Nihon Parkerizing Co. Ltd.	20,947	206,434
Nippon Soda Co. Ltd.	23,064	605,263
SK Kaken Co. Ltd.	3,943	1,498,154
Soken Chemical & Engineer Co. Ltd.	40,159	542,544
T&K Toka Co. Ltd.	98,228	766,229
Thai Carbon Black PCL (For. Reg.)	835,622	1,125,553
Thai Rayon PCL:
(For. Reg.)	163,581	113,680
NVDR	92,472	64,263
The Chemours Co. LLC	19,286	388,420
The Mosaic Co.	45,127	834,850
Westlake Chemical Corp.	2,182	147,547
Yara International ASA	137,542	4,790,446
Yip's Chemical Holdings Ltd.	1,873,546	657,342
		37,934,882
Construction Materials - 0.3%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	42,685	189,028
Mitani Sekisan Co. Ltd.	114,300	5,154,959
RHI Magnesita NV	7,975	264,489
West China Cement Ltd.	143	21
		5,608,497
Containers & Packaging - 0.4%
AMVIG Holdings Ltd.	460,613	128,336
Chuoh Pack Industry Co. Ltd.	25,254	246,759
Kohsoku Corp.	104,757	1,478,832
Mayr-Melnhof Karton AG	1,388	226,638
Packaging Corp. of America	2,968	339,806
Samhwa Crown & Closure Co. Ltd.	2,820	96,532
Silgan Holdings, Inc.	13,860	477,477
The Pack Corp.	117,679	3,306,731
WestRock Co.	31,092	1,167,505
		7,468,616
Metals & Mining - 0.9%
Arconic Rolled Products Corp. (a)	44	957
Chubu Steel Plate Co. Ltd.	30,148	208,293
Cleveland-Cliffs, Inc.	968,517	8,019,321
Commercial Metals Co.	6,700	138,355
Compania de Minas Buenaventura SA sponsored ADR	176,810	2,169,459
Granges AB	16,516	149,135
Hill & Smith Holdings PLC	61,609	957,774
Orvana Minerals Corp. (a)	42,722	7,696
Perenti Global Ltd.	898,993	661,113
Reliance Steel & Aluminum Co.	1,500	163,485
Steel Dynamics, Inc.	4,291	135,081
Sunshine Silver Mining & Refining Corp.	61,500	412,050
Tohoku Steel Co. Ltd.	37,725	518,693
Tokyo Tekko Co. Ltd.	45,839	839,692
Warrior Metropolitan Coal, Inc.	105,148	1,577,220
Webco Industries, Inc. (a)(d)	487	40,908
		15,999,232
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	14,261	407,579
Schweitzer-Mauduit International, Inc.	4,244	140,901
Stella-Jones, Inc.	36,990	1,203,848
Western Forest Products, Inc.	133,930	86,452
		1,838,780

TOTAL MATERIALS		68,850,007

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreCivic, Inc.	136,453	874,664
CubeSmart	12,240	415,303
NSI NV	527	16,695
Reysas Gayrimenkul Yatirim Ortakligi A/S (a)	2,266	1,190
		1,307,852
Real Estate Management & Development - 0.1%
Anabuki Kosan, Inc.	4,772	72,480
Century21 Real Estate Japan Ltd.	7,585	76,312
Jones Lang LaSalle, Inc.	2,048	231,137
LSL Property Services PLC (a)	101,558	269,715
Midland Holdings Ltd. (a)	14	1
Open House Co. Ltd.	1	34
Relo Group, Inc.	16,342	392,188
Selvaag Bolig ASA	46,926	233,729
Servcorp Ltd.	58,008	101,020
Sino Land Ltd.	145,627	172,066
Tejon Ranch Co. (a)	31,426	430,850
Wing Tai Holdings Ltd.	118,517	155,328
		2,134,860

TOTAL REAL ESTATE		3,442,712

UTILITIES - 2.4%
Electric Utilities - 2.1%
Exelon Corp.	63,642	2,538,679
NRG Energy, Inc.	5,320	168,218
PG&E Corp. (a)	1,888,036	18,049,624
PPL Corp.	622,893	17,129,558
		37,886,079
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	4,200	183,068
China Resource Gas Group Ltd.	14,169	61,410
Hokuriku Gas Co.	11,328	336,552
K&O Energy Group, Inc.	19,422	267,477
Keiyo Gas Co. Ltd.	8,200	275,199
Star Gas Partners LP	15,510	146,725
		1,270,431
Independent Power and Renewable Electricity Producers - 0.2%
Mega First Corp. Bhd	1,630,800	2,733,183
Vistra Corp.	9,597	166,700
		2,899,883
Multi-Utilities - 0.0%
CMS Energy Corp.	13,480	853,688
Water Utilities - 0.0%
Manila Water Co., Inc.	409,213	117,873

TOTAL UTILITIES		43,027,954

TOTAL COMMON STOCKS
(Cost $1,710,020,838)		1,683,568,180

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Qurate Retail, Inc. 8.00% (a)	1,300	127,358
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	400	47,404
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	194	4,433
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	9,728	179,968

TOTAL INDUSTRIALS		184,401

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	112,798	1,600,089
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,048,021)		1,959,252
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% 10/15/22 (Cost $0)(d)(e)	388,666	0
	Shares	Value

Money Market Funds - 9.0%
Fidelity Cash Central Fund 0.10% (f)	120,770,277	120,794,431
Fidelity Securities Lending Cash Central Fund 0.11% (f)(g)	41,396,594	41,400,734
TOTAL MONEY MARKET FUNDS
(Cost $162,194,729)		162,195,165
TOTAL INVESTMENT IN SECURITIES - 102.3%
(Cost $1,874,263,588)		1,847,722,597
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(40,898,482)
NET ASSETS - 100%		$1,806,824,115

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,865,119 or 0.2% of net assets.

 (d) Level 3 security

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,312
Fidelity Securities Lending Cash Central Fund	37,234
Total	$65,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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